Subsequent Events (Details Textual) (USD $)	9 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	May 12, 2014	Mar. 31, 2014
Subsequent Event [Line Items]
Development Stage Entities, Stock Issued, Value, Issued for Cash	$ 1,028,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	332,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.37
Two Thousand Thirteen Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		332,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 6.37
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Cash			154,290
Development Stage Entities, Stock Issued, Value, Issued for Cash			1,028,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 6.37
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			On May 11, 2014, the Company granted restricted stock units exercisable for an aggregate of 409,355 shares (RSUs) to employees and directors, pursuant to the 2013 Plan. RSUs for 341,000 shares of common stock vest ratably over three years on a quarterly basis and RSUs for 68,355 shares vest in equal installments based on achievement of the following: (1) enrollment of the first patient in the first pivotal clinical trial for RUT58-60 on or prior to May 11, 2017; (2) enrollment of the first patient in the second pivotal clinical trial for RUT58-60 on or prior to May 11, 2018; and (3) completion of the clinical study report containing the results of the second pivotal clinical trial for RUT58-60 on or prior to May 11, 2019
Subsequent Event [Member] | Two Thousand Thirteen Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		332,500
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Cash			154,290
Development Stage Entities, Stock Issued, Value, Issued for Cash			$ 1,028,000